Vessels, Net (Tables)	12 Months Ended
Jun. 30, 2026
Vessels, Net [Abstract]
Schedule of Vessels, Net
	Cost	Accumulated Depreciation	Net Book Value
Total Vessels
Balance June 30, 2024	70,250,772	$(17,027,154)	53,223,618
Additions	198,124	(3,699,314)	(3,501,190)
Balance June 30, 2025	$70,448,896	$(20,726,468)	$49,722,428
Additions	—	(3,701,819)	(3,701,819)
Other movement	(198,124)	—	(198,124)
Balance June 30, 2026	$70,250,772	$(24,428,287)	$45,822,485

The above balances as of June 30, 2026, 2025 and 2024 are analyzed in the following tables:

	Cost	Accumulated Depreciation	Net Book Value
Owned Vessel*
Balance June 30, 2024	$14,094,790	$(1,624,776)	$12,470,014
Additions	—	(866,547)	(866,547)
Balance June 30, 2025	$14,094,790	$(2,491,323)	$11,603,467
Additions	—	(866,547)	(866,547)
Balance June 30, 2026	$14,094,790	$(3,357,870)	$10,736,920

	Cost	Accumulated Depreciation	Net Book Value
Right-of-use assets under finance lease**
Balance June 30, 2024	$56,155,982	$(15,402,378)	$40,753,604
Additions	198,124	(2,832,767)	(2,634,643)
Balance June 30, 2025	$56,354,106	$(18,235,145)	$38,118,961
Additions	—	(2,835,272)	(2,835,272)
Other movement***	(198,124)	—	(198,124)
Balance June 30, 2026	$56,155,982	$(21,070,417)	$35,085,565

*	Owned Vessel:

On August 14, 2022, the Group took delivery of the Top Brilliance, a 2008-built vessel of 56,823 dwt (Deadweight Tonnage), from an unrelated third party, for an acquisition cost of $14,094,790. Depreciation expense amounted to $866,547 for each of the years ended June 30, 2026, 2025 and 2024.

**	Right-of-use assets under finance lease:

In September 2018, the Group took delivery of Top Diligence, a 2018-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group accounted for the vessel as finance lease and recorded right-of-use assets of $26,821,639 and financing lease liabilities of $17,710,000 on the lease beginning date. (see Note 8)

In January 2019, the Group took delivery of Top Elegance, a 2019-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group accounted for the vessel as finance lease and recorded right-of-use assets of $27,275,307 and financing lease liabilities of $17,710,000 on the lease beginning date. (see Note 8)

During the year ended June 30, 2024, the Group completed the installation of desulfurizing towers on Top Diligence and Top Elegance. The original value of $2,059,036 is depreciated during the useful life.

Depreciation expense for the vessels under finance lease (including depreciation of desulfurizing towers) was $2,835,272, $2,832,767 and $2,783,538 for the years ended June 30, 2026, 2025 and 2024, respectively.

***	Other movement:

In the year ended June 30, 2025, the Group recorded $198,124 of lease prepayments as an increase to right-of-use assets rather than as a reduction of lease liabilities under ASC 842, overstating both balances at June 30, 2025 by $198,124 with no effect on stockholders' equity, net income and net cash flows. The Group corrected the error in the year ended June 30, 2026, and management concluded that neither the error nor its correction is material to either period, so the prior period financial statements have not been revised.